ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
ASSET ACQUISITION [Abstract]
Net Identifiable Assets Acquired, and Purchase Consideration
Details of the net identifiable assets acquired, and purchase consideration are as follows:

Net identifiable assets	At July 1,
In thousands of USD	2022
Investment properties	34,986
Other assets	529
Other liabilities	8,727
Net identifiable assets	26,788

Purchase consideration	At July 1,
In thousands of USD	2022
Cash consideration paid	5,187
Liabilities settled	21,107
Transaction costs	494
Total consideration	26,788